Background and Basis of Preparation	12 Months Ended
Dec. 31, 2024
Parent [member]
Information of Financial Statements [Line Items]
Detailed Disclosure Background and Basis of Preparation Explanatory
1.
BACKGROUND AND BASIS OF PREPARATION

These condensed parent company-only financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as the restricted net assets of Viking Holdings Ltd (“VHL” or the “Company”) and its subsidiaries (the “Group”) exceed 25% of the consolidated net assets of Viking Holdings Ltd and its subsidiaries. This information should be read in conjunction with the Group’s consolidated financial statements included elsewhere in this Annual Report.

VHL’s investment in subsidiaries is stated at historical cost, including contributed capital, less any write-down for impairment. Based on the carrying value of the Company’s subsidiaries, no impairment charges were recorded for any periods presented.

Except for its accounting for investments in subsidiaries as described above, the accounting policies for the Company are the same as those described in Note 2 of the Notes to the consolidated financial statements included elsewhere in this Annual Report.